Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2016	$ 1,557,795	$ 45	$ 821,867	$ (143,858)	$ 3,220	$ 312,306	$ 564,215
Consideration received from Sogou IPO, net of IPO Transaction Expenses	622,131	0	278,428	0	0	0	343,703
Share-based compensation expense	41,468	0	827	0	0	0	40,641
Settlement/Adjustment of share-based awards in subsidiary	494	0	(2,755)	0	0	0	3,249
Repurchase of Sogou Pre-IPO Class A Ordinary Shares from noncontrolling shareholders	(3,190)	0	0	0	0	0	(3,190)
Purchase of noncontrolling interest	193	0	88	0	0	0	105
Disposal of noncontrolling interest	(80)	0	0	0	0	0	(80)
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	(470,003)	0	0	0	0	(554,526)	84,523
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders	0
Accumulated other comprehensive loss	68,429	0	0	0	34,992	0	33,437
Ending balance at Dec. 31, 2017	1,817,237	45	1,098,455	(143,858)	38,212	(242,220)	1,066,603
Share-based compensation expense	2,095	0	(5,559)	0	0	0	7,654
Settlement/Adjustment of share-based awards in subsidiary	1,811	0	9,839	0	0	0	(8,028)
Distribution of Changyou dividend to noncontrolling interest shareholders	(162,461)	0	0	0	0	0	(162,461)
Disposal of a majority-owned subsidiary	(2,113)	0	0	0	0	0	(2,113)
Liquidation of Sohu.com Inc.	0	(6)	(143,852)	143,858	0	0	0
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	(67,359)	0	0	0	0	(160,082)	92,723
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders	0
Accumulated other comprehensive loss	(37,339)	0	0	0	(5,992)	0	(31,347)
Others	1,080	0	0	0	0	0	1,080
Ending balance at Dec. 31, 2018	1,552,951	39	958,883	0	24,719	(394,801)	964,111
Impact of adoption of new accounting standard	0	0	0	0	(7,501)	7,501	0
Share-based compensation expense	18,251	0	1,045	0	0	0	17,206
Settlement/Adjustment of share-based awards in subsidiary	698	0	2,555	0	0	0	(1,857)
Distribution of Changyou dividend to noncontrolling interest shareholders	(166,507)	0	0	0	0	0	(166,507)
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	(43,391)	0	0	0	0	(149,336)	105,945
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders	(42,016)	0	(14,282)	0	0	0	(27,734)
Accumulated other comprehensive loss	(13,069)	0	0	0	(368)	0	(12,701)
Ending balance at Dec. 31, 2019	$ 1,306,917	$ 39	$ 948,201	$ 0	$ 24,351	$ (544,137)	$ 878,463